Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands	Apr. 01, 2018	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Business Acquisition [Line Items]
Goodwill		$ 6,792	$ 6,792
StepStone Group LP
Business Acquisition [Line Items]
Goodwill			$ 6,792	$ 6,792
StepStone Group LP | Courtland Partners, Ltd
Business Acquisition [Line Items]
Ownership percentage	100.00%
Date of business combination	Apr. 01, 2018
Cash consideration	$ 8,956
Contingent consideration	3,604
Goodwill	$ 1,032
StepStone Group LP | Courtland Partners, Ltd | Minimum
Business Acquisition [Line Items]
Useful lives of finite-lived intangibles	1 year
StepStone Group LP | Courtland Partners, Ltd | Maximum
Business Acquisition [Line Items]
Useful lives of finite-lived intangibles	6 years